Interest bearing debt, Derivatives - Interest rate swaps (Details) $ in Thousands	9 Months Ended
Sep. 30, 2022 USD ($) Swap
Derivatives - interest rate swaps [Abstract]
Interest rate	2.95%
Notional amount	$ 317,284
Current assets	3,703
Non-current assets	0
Fair value	$ 3,703
Swap Pays 2.987% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	2.987%
Expiries	Apr. 20, 2023
Notional amount	$ 37,800
Current assets	217
Non-current assets	0
Fair value	$ 217
Swap Pays 3.012%, [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	3.012%
Expiries	Apr. 20, 2023
Notional amount	$ 37,800
Current assets	212
Non-current assets	0
Fair value	$ 212
Swap Pays 3.019% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	3.019%
Expiries	Sep. 29, 2023
Notional amount	$ 26,250
Current assets	345
Non-current assets	0
Fair value	$ 345
Swap Pays 3.019% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	3.019%
Expiries	Sep. 29, 2023
Notional amount	$ 25,337
Current assets	332
Non-current assets	0
Fair value	$ 332
Swap Pays 2.8665% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	2.8665%
Expiries	Sep. 29, 2023
Notional amount	$ 41,763
Current assets	622
Non-current assets	0
Fair value	$ 622
Swap Pays 2.8785% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	2.8785%
Expiries	Jun. 30, 2023
Notional amount	$ 36,181
Current assets	395
Non-current assets	0
Fair value	$ 395
Swap Pays 2.885% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	2.885%
Expiries	Sep. 29, 2023
Notional amount	$ 41,120
Current assets	603
Non-current assets	0
Fair value	$ 603
Swap Pays 2.897% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	2.897%
Expiries	Sep. 30, 2023
Notional amount	$ 36,359
Current assets	521
Non-current assets	0
Fair value	$ 521
Swap Pays 3.020% [Member]
Derivatives - interest rate swaps [Abstract]
Interest rate	3.02%
Expiries	Sep. 29, 2023
Notional amount	$ 34,674
Current assets	458
Non-current assets	0
Fair value	$ 458
Second Quarter 2023 to Third Quarter 2023 [Member]
Derivatives - interest rate swaps [Abstract]
Number of interest rate swaps | Swap	9